Summary of Effects of Changes in Company's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Noah Holdings Limited shareholders	$ 92,730,581	¥ 643,828,433	¥ 535,824,084	¥ 446,552,851
Transfers from (to) the non-controlling interest:
Increase in Noah's equity by partial disposal of subsidiaries		161,000,000	32,900,356
Net transfers from (to) non-controlling interest	21,891,091	151,989,845	29,076,110
Change from net income (loss) attributable to Noah and transfers (to) from non-controlling interest	114,621,672	795,818,278	564,900,194	¥ 446,552,851
Parent
Transfers from (to) the non-controlling interest:
Increase in Noah's equity by partial disposal of subsidiaries	$ 21,891,091	¥ 151,989,845	¥ 29,076,110